Share-based plan - Additional information (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2021 USD ($) shares	May 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options and contracts for sale of shares | shares		13,899,648	18,119,890
Expense from share-based payment transactions with employees | R$	R$ 654,876	R$ 292,817
Tax provisions and does not include any tax benefits on total share based compensation expense | R$	R$ 93,421	R$ 60,026
Weighted average fair value at measurement date, other equity instruments granted | $			$ 40.71
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options and contracts for sale of shares | shares		11,079,736	15,153,830
Weighted average fair value at measurement date, other equity instruments granted | $			$ 27
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options and contracts for sale of shares | shares		2,819,912	2,966,060
Weighted average fair value at measurement date, other equity instruments granted | $			$ 34.56	$ 52.41